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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Capital Allocation Fund

Voya Corporate Leaders™ 100 Fund

Voya Large Cap Growth Fund

Voya Mid Cap Value Advantage Fund

Voya Small Company Fund

The schedules are not audited.

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.6%
14,664	iShares Barclays 20+ Year Treasury Bond Fund	$1,780,503	1.1
20,170	iShares iBoxx High Yield Corporate Bond Fund	1,739,461	1.0
138,029	iShares MSCI EAFE Index Fund	8,277,599	4.9
29,730	iShares MSCI Emerging Markets Index Fund	1,006,063	0.6
25,293	SPDR Trust Series 1	4,999,667	3.0

	Total Exchange-Traded Funds
	(Cost $18,836,753)	17,803,293	10.6

MUTUAL FUNDS: 88.3%
	Affiliated Investment Companies: 87.2%
704,915	Voya Floating Rate Fund - Class I	7,035,048	4.2
3,221,995	Voya Global Bond Fund - Class R6	31,478,888	18.7
177,011	Voya Global Real Estate Fund - Class R6	3,326,044	2.0
1,767,064	Voya High Yield Bond Fund - Class I	13,977,477	8.3
175,263	Voya Intermediate Bond Fund - Class R6	1,745,624	1.0
1,588,605	Voya International Core Fund - Class I	14,901,119	8.9
1,164,815	Voya Large Cap Growth Fund - Class R6	17,215,970	10.2
1,454,006	Voya Large Cap Value Fund - Class R6	17,186,349	10.2
199,517	Voya MidCap Opportunities Fund - Class R6	4,965,973	2.9
1,143,516	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,165,857	6.0
1,388,717	Voya Multi-Manager International Equity Fund - Class I	14,748,179	8.8
410,884	Voya Multi-Manager Mid Cap Value Fund - Class I	5,004,567	3.0
287,702	Voya Small Company Fund - Class R6	5,037,669	3.0
		146,788,764	87.2

	Unaffiliated Investment Companies: 1.1%
335,360	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,747,226	1.1

	Total Mutual Funds
	(Cost $138,326,677)	148,535,990	88.3

Principal Amount†		Value	Percentage of Net Assets
	ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
3,328	Chase Funding Trust Series 2003-5 2A2, 0.799%, 07/25/33	$3,088	0.0
84,966	# Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	89,344	0.0
1,566	RAMP Series 2003 - RS5 Trust, 0.819%, 06/25/33	1,410	0.0

	Total Asset-Backed Securities
	(Cost $89,857)	93,842	0.0

	Total Investments in Securities (Cost $157,253,287)	$166,433,125	98.9
	Assets in Excess of Other Liabilities	1,834,182	1.1
	Net Assets	$168,267,307	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $158,828,426.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,661,193
Gross Unrealized Depreciation	(7,056,494)

Net Unrealized Appreciation	$7,604,699

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,803,293	$–	$–	$17,803,293
Mutual Funds	148,535,990	–	–	148,535,990
Asset-Backed Securities	–	93,842	–	93,842
Total Investments, at fair value	$166,339,283	$93,842	$–	$166,433,125

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31,2015 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$7,732,729	$86,320	$(690,775)	$(93,226)	$7,035,048	$77,279	$(7,924)	$-
Voya Global Bond Fund - Class R6	34,680,517	40,286	(2,727,223)	(514,692)	31,478,888	-	(222,029)	-
Voya Global Real Estate Fund - Class R6	3,812,237	49,876	(264,238)	(271,831)	3,326,044	24,788	(9,511)	-
Voya High Yield Bond Fund - Class I	15,485,599	295,012	(1,297,631)	(505,503)	13,977,477	199,237	(22,624)	-
Voya Intermediate Bond Fund - Class R6	1,932,974	95,073	(252,589)	(29,834)	1,745,624	11,322	(601)	-
Voya International Core Fund - Class I	17,161,736	593,934	(1,977,161)	(877,390)	14,901,119	-	(201,364)	-
Voya Large Cap Growth Fund - Class R6	20,075,454	25,739	(1,770,356)	(1,114,867)	17,215,970	-	193,517	-
Voya Large Cap Value Fund - Class R6	20,136,621	290,103	(1,500,384)	(1,739,991)	17,186,349	74,438	(33,952)	-
Voya MidCap Opportunities Fund - Class R6	5,747,312	49,937	(434,255)	(397,021)	4,965,973	-	73,190	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,372,373	15,667	(947,135)	(2,275,048)	10,165,857	-	(54,524)	-
Voya Multi-Manager International Equity Fund - Class I	17,173,918	118,795	(1,095,461)	(1,449,073)	14,748,179	-	52,775	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,744,516	133,272	(508,455)	(364,766)	5,004,567	-	1,953	-
Voya Small Company Fund - Class R6	5,742,771	6,714	(419,080)	(292,736)	5,037,669	-	82,930	-
	$168,798,757	$1,800,728	$(13,884,743)	$(9,925,978)	$146,788,764	$387,064	$(148,164)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Corporate Leaders™ 100 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 14.5%
21,267		Amazon.com, Inc.	$10,907,632	1.3
152,399		Comcast Corp. – Class A	8,584,636	1.0
608,576		Ford Motor Co.	8,440,949	1.0
275,079		General Motors Co.	8,098,326	0.9
82,694		Home Depot, Inc.	9,630,543	1.1
135,362		Lowe's Cos, Inc.	9,362,989	1.1
95,778		McDonald's Corp.	9,100,825	1.0
84,898		Nike, Inc.	9,487,351	1.1
8,229		Priceline.com, Inc.	10,275,059	1.2
170,700		Starbucks Corp.	9,338,997	1.1
111,353		Target Corp.	8,653,242	1.0
105,639		Time Warner, Inc.	7,510,933	0.9
283,043		Twenty-First Century Fox, Inc. - Class A	7,752,548	0.9
80,858		Walt Disney Co.	8,237,813	0.9
			125,381,843	14.5

		Consumer Staples: 11.6%
187,814		Altria Group, Inc.	10,063,074	1.2
232,004		Coca-Cola Co.	9,122,397	1.1
139,770		Colgate-Palmolive Co.	8,778,954	1.0
67,369		Costco Wholesale Corp.	9,435,029	1.1
87,214		CVS Health	8,930,714	1.0
223,823		Mondelez International, Inc.	9,481,142	1.1
97,566		PepsiCo, Inc.	9,066,808	1.0
114,091		Philip Morris International, Inc.	9,104,462	1.0
116,715		Procter & Gamble Co.	8,248,249	1.0
108,459		Walgreens Boots Alliance, Inc.	9,387,126	1.1
127,989		Wal-Mart Stores, Inc.	8,284,728	1.0
			99,902,683	11.6

		Energy: 6.7%
116,314		Anadarko Petroleum Corp.	8,325,756	1.0
94,539		Chevron Corp.	7,656,714	0.9
110,371		ExxonMobil Corp.	8,304,314	1.0
214,124		Halliburton Co.	8,425,779	1.0
238,292		Kinder Morgan, Inc.	7,723,044	0.9
118,147		Occidental Petroleum Corp.	8,625,912	1.0
106,711		Schlumberger Ltd.	8,256,230	0.9
			57,317,749	6.7

		Financials: 15.1%
148,416		American International Group, Inc.	8,955,421	1.0
141,325		Allstate Corp.	8,236,421	1.0
117,494		American Express Co.	9,014,140	1.1
541,200		Bank of America Corp.	8,843,208	1.0
218,735		Bank of New York Mellon Corp.	8,705,653	1.0
66,962		Berkshire Hathaway, Inc. – Class B	8,975,586	1.0
104,171		Capital One Financial Corp.	8,099,295	0.9
166,562		Citigroup, Inc.	8,907,736	1.0
44,021		Goldman Sachs Group, Inc.	8,302,361	1.0
136,025		JPMorgan Chase & Co.	8,719,203	1.0
164,791		Metlife, Inc.	8,256,029	1.0
238,604		Morgan Stanley	8,219,908	1.0
53,456		Simon Property Group, Inc.	9,585,730	1.1
210,572		US Bancorp	8,917,724	1.0
163,057		Wells Fargo & Co.	8,695,830	1.0
			130,434,245	15.1

		Health Care: 13.3%
186,512		Abbott Laboratories	8,447,129	1.0
136,066		AbbVie, Inc.	8,491,879	1.0
30,548	@	Allergan plc	9,278,650	1.1
60,298		Amgen, Inc.	9,152,030	1.1
138,562		Bristol-Myers Squibb Co.	8,240,282	1.0
79,550		Celgene Corp.	9,393,264	1.1
109,107		Eli Lilly & Co.	8,984,961	1.0
79,175		Gilead Sciences, Inc.	8,318,917	1.0
93,580		Johnson & Johnson	8,794,648	1.0
124,707		Medtronic PLC	9,015,069	1.0
159,555		Merck & Co., Inc.	8,592,037	1.0
272,132		Pfizer, Inc.	8,768,093	1.0
75,428		UnitedHealth Group, Inc.	8,727,020	1.0
			114,203,979	13.3

		Industrials: 14.0%
59,375		3M Co.	8,439,563	1.0
65,890		Boeing Co.	8,610,505	1.0
107,163		Caterpillar, Inc.	8,191,540	1.0
164,524		Emerson Electric Co.	7,851,085	0.9
53,450		FedEx Corp.	8,050,105	0.9
64,445		General Dynamics Corp.	9,153,123	1.1
343,127		General Electric Co.	8,516,412	1.0
89,750		Honeywell International, Inc.	8,909,483	1.0
49,272		Lockheed Martin Corp.	9,912,541	1.1
105,095		Norfolk Southern Corp.	8,187,951	0.9
95,298		Raytheon Co.	9,773,763	1.1
95,689		Union Pacific Corp.	8,204,375	1.0
93,937		United Parcel Service, Inc. - Class B	9,172,948	1.1
81,961		United Technologies Corp.	7,508,447	0.9
			120,481,841	14.0

		Information Technology: 16.6%
94,548		Accenture PLC	8,913,040	1.0
73,405		Apple, Inc.	8,277,148	1.0
331,912		Cisco Systems, Inc.	8,589,883	1.0
351,708		EMC Corp.	8,746,978	1.0
106,538	@	Facebook, Inc.	9,527,693	1.1
17,529		Google, Inc. - Class C	10,837,304	1.2
305,001		Hewlett-Packard Co.	8,558,328	1.0
56,091		International Business Machines Corp.	8,295,298	1.0
300,787		Intel Corp.	8,584,461	1.0
98,799		Mastercard, Inc.	9,126,064	1.1
206,016		Microsoft Corp.	8,965,816	1.0

Voya Corporate Leaders™ 100 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
226,148	Oracle Corp.	$8,387,829	1.0
265,840	@ PayPal Holdings, Inc.	9,304,400	1.1
145,975	Qualcomm, Inc.	8,259,265	1.0
177,425	Texas Instruments, Inc.	8,488,012	1.0
137,005	Visa, Inc.	9,768,457	1.1
		142,629,976	16.6

	Materials: 2.8%
179,975	Dow Chemical Co.	7,875,706	0.9
150,822	Du Pont E I de Nemours & Co.	7,767,333	0.9
88,506	Monsanto Co.	8,642,611	1.0
		24,285,650	2.8

	Telecommunication Services: 2.0%
255,545	AT&T, Inc.	8,484,094	1.0
195,444	Verizon Communications, Inc.	8,992,378	1.0
		17,476,472	2.0

	Utilities: 2.1%
287,448	Exelon Corp.	8,841,900	1.0
217,848	Southern Co.	9,456,782	1.1
		18,298,682	2.1

	Total Common Stock
	(Cost $677,096,633)	850,413,120	98.7

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
7,330,068	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $7,330,068)	7,330,068	0.8

	Total Short-Term Investments
	(Cost $7,330,068)	7,330,068	0.8

	Total Investments in Securities (Cost $684,426,701)	$857,743,188	99.5
	Assets in Excess of Other Liabilities	4,653,265	0.5
	Net Assets	$862,396,453	100.0

††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $692,371,990.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$185,085,659
Gross Unrealized Depreciation	(19,714,461)

Net Unrealized Appreciation	$165,371,198

Voya Corporate Leaders™ 100 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$850,413,120	$–	$–	$850,413,120
Short-Term Investments	7,330,068	–	–	7,330,068
Total Investments, at fair value	$857,743,188	$–	$–	$857,743,188
Liabilities Table
Other Financial Instruments+
Futures	$(386,141)	$–	$–	$(386,141)
Total Liabilities	$(386,141)	$–	$–	$(386,141)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2015, the following futures contracts were outstanding for Voya Corporate Leaders 100 Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	86	09/18/15	$8,467,560	$(386,141)
			$8,467,560	$(386,141)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Corporate Leaders 100 Fund as of August 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$386,141
Total Liability Derivatives		$386,141

Voya Large Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 21.2%
17,678		Amazon.com, Inc.	$9,066,869	3.1
5,237	@	Chipotle Mexican Grill, Inc.	3,718,322	1.3
121,778		Comcast Corp. – Class A	6,859,755	2.4
65,677		Dish Network Corp. - Class A	3,892,676	1.4
44,600		Dollar General Corp.	3,322,254	1.2
141,159		Hilton Worldwide Holdings, Inc.	3,504,978	1.2
87,709		Home Depot, Inc.	10,214,590	3.5
56,708		Jarden Corp.	2,911,389	1.0
47,047		Lululemon Athletica, Inc.	3,011,479	1.0
60,735		Nike, Inc.	6,787,136	2.4
68,950		Ross Stores, Inc.	3,352,349	1.2
27,589		Ulta Salon Cosmetics & Fragrance, Inc.	4,361,545	1.5
			61,003,342	21.2

		Consumer Staples: 12.0%
119,990		Altria Group, Inc.	6,429,064	2.2
35,396		Church & Dwight Co., Inc.	3,053,967	1.1
89,217		Coca-Cola Enterprises, Inc.	4,593,783	1.6
29,803		Costco Wholesale Corp.	4,173,910	1.4
50,681		CVS Health	5,189,735	1.8
23,715		Monster Beverage Corp.	3,283,579	1.1
86,302		PepsiCo, Inc.	8,020,045	2.8
			34,744,083	12.0

		Energy: 0.9%
68,778		Halliburton Co.	2,706,414	0.9

		Financials: 5.5%
44,734	@	Aon PLC	4,179,945	1.4
18,733		Blackrock, Inc.	5,666,171	2.0
20,169		Intercontinental Exchange, Inc.	4,606,801	1.6
40,539		TD Ameritrade Holding Corp.	1,356,435	0.5
			15,809,352	5.5

		Health Care: 16.5%
20,820	@	Allergan plc	6,323,867	2.2
27,372		Amgen, Inc.	4,154,522	1.5
14,357		Biogen, Inc.	4,268,336	1.5
97,948		Bristol-Myers Squibb Co.	5,824,968	2.0
37,031		Celgene Corp.	4,372,620	1.5
30,831		Edwards Lifesciences Corp.	4,343,471	1.5
68,112		Gilead Sciences, Inc.	7,156,528	2.5
13,648		McKesson Corp.	2,696,572	0.9
78,397		Merck & Co., Inc.	4,221,678	1.5
17,751	@	Shire PLC ADR	4,118,232	1.4
			47,480,794	16.5

		Industrials: 11.1%
64,507		Ametek, Inc.	3,471,767	1.2
62,518		Danaher Corp.	5,440,316	1.9
113,076		Delta Airlines, Inc.	4,950,467	1.7
44,794	@	Ingersoll-Rand PLC - Class A	2,476,660	0.9
17,570		Northrop Grumman Corp.	2,876,912	1.0
58,145		Paccar, Inc.	3,428,811	1.2
24,847		Roper Technologies, Inc.	4,027,450	1.4
67,364		Textron, Inc.	2,613,723	0.9
31,344		Union Pacific Corp.	2,687,435	0.9
			31,973,541	11.1

		Information Technology: 27.8%
167,294		Apple, Inc.	18,864,071	6.5
77,842		Cognizant Technology Solutions Corp.	4,899,375	1.7
63,905		Electronic Arts, Inc.	4,227,316	1.5
72,143	@	Facebook, Inc.	6,451,749	2.2
61,657	@	Freescale Semiconductor Holdings Ltd.	2,203,005	0.8
20,165		Google, Inc. - Class A	13,063,290	4.5
50,123		Intuit, Inc.	4,298,047	1.5
17,687		Mastercard, Inc.	1,633,748	0.6
185,790		Microsoft Corp.	8,085,581	2.8
42,458		Red Hat, Inc.	3,065,892	1.1
148,996		Visa, Inc.	10,623,415	3.7
34,170	@	VMware, Inc.	2,704,556	0.9
			80,120,045	27.8

		Materials: 2.9%
70,254		Crown Holdings, Inc.	3,482,491	1.2
36,965		Eastman Chemical Co.	2,678,484	0.9
32,975		Packaging Corp. of America	2,212,952	0.8
			8,373,927	2.9

	Total Common Stock
	(Cost $247,774,822)		282,211,498	97.9

SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
4,679,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
		(Cost $4,679,000)	4,679,000	1.6

	Total Short-Term Investments
	(Cost $4,679,000)		4,679,000	1.6

	Total Investments in Securities (Cost $252,453,822)		$286,890,498	99.5
	Assets in Excess of Other Liabilities		1,516,882	0.5
	Net Assets		$288,407,380	100.0

††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Voya Large Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $253,420,026.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,004,827
Gross Unrealized Depreciation	(7,534,355)

Net Unrealized Appreciation	$33,470,472

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$282,211,498	$–	$–	$282,211,498
Short-Term Investments	4,679,000	–	–	4,679,000
Total Investments, at fair value	$286,890,498	$–	$–	$286,890,498

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 6.7%
81,502		Coach, Inc.	$2,465,436	1.5
28,528	@	Delphi Automotive PLC	2,154,435	1.3
27,699		Hasbro, Inc.	2,066,068	1.3
83,427		Hilton Worldwide Holdings, Inc.	2,071,492	1.3
42,737		Kohl's Corp.	2,180,869	1.3
			10,938,300	6.7

		Consumer Staples: 4.1%
71,956		ConAgra Foods, Inc.	2,999,126	1.8
24,702		Dr Pepper Snapple Group, Inc.	1,895,385	1.2
39,563		Pinnacle Foods, Inc.	1,774,005	1.1
			6,668,516	4.1

		Energy: 8.7%
16,225	@,L	Core Laboratories NV	1,876,908	1.1
37,807		Devon Energy Corp.	1,612,847	1.0
40,662		Hess Corp.	2,417,356	1.5
156,328	@	MEG Energy Corp.	1,404,528	0.9
95,956		Patterson-UTI Energy, Inc.	1,562,164	0.9
85,338		Plains GP Holdings L.P.	1,671,771	1.0
41,384		Range Resources Corp.	1,598,250	1.0
36,489		Valero Energy Corp.	2,165,257	1.3
			14,309,081	8.7

		Financials: 33.4%
14,663		Ameriprise Financial, Inc.	1,652,080	1.0
51,908		Arthur J. Gallagher & Co.	2,269,418	1.4
67,459		BankUnited, Inc.	2,404,239	1.5
36,523		Blackstone Group LP	1,250,913	0.8
94,500		Brixmor Property Group, Inc.	2,156,490	1.3
59,960		Carlyle Group L.P.	1,268,754	0.8
71,893		Corporate Office Properties Trust SBI MD	1,511,910	0.9
127,505		DDR Corp.	1,949,551	1.2
33,646		Discover Financial Services	1,807,800	1.1
63,122		FNF Group	2,298,272	1.4
39,741		Gaming and Leisure Properties, Inc.	1,229,586	0.7
82,245		Hartford Financial Services Group, Inc.	3,779,158	2.3
119,419		Host Hotels & Resorts, Inc.	2,117,299	1.3
161,511		Huntington Bancshares, Inc.	1,762,085	1.1
55,913		Invesco Ltd.	1,907,192	1.2
234,070		Keycorp	3,216,122	1.9
33,301	@	Lazard Ltd.	1,656,059	1.0
67,800		Liberty Property Trust	2,084,172	1.3
33,203		Lincoln National Corp.	1,686,380	1.0
29,400		Mid-America Apartment Communities, Inc.	2,310,546	1.4
48,962		PacWest Bancorp	2,087,740	1.3
76,150		ProLogis, Inc.	2,893,700	1.7
98,598		Starwood Property Trust, Inc.	2,098,165	1.3
45,689		The Geo Group, Inc.	1,372,041	0.8
75,134		Unum Group	2,519,994	1.5
49,751		Validus Holdings Ltd.	2,202,974	1.3
126,157		WP GLIMCHER, Inc.	1,527,761	0.9
			55,020,401	33.4

		Health Care: 6.1%
20,969		Cardinal Health, Inc.	1,725,120	1.1
13,367		Cigna Corp.	1,881,940	1.1
37,978		Community Health Systems, Inc.	2,039,419	1.2
43,612		Healthsouth Corp.	1,862,232	1.1
24,756		Zimmer Biomet Holdings, Inc.	2,563,731	1.6
			10,072,442	6.1

		Industrials: 9.1%
56,839		Fortune Brands Home & Security, Inc.	2,719,746	1.6
26,092		Hubbell, Inc.	2,574,498	1.6
33,482		Lincoln Electric Holdings, Inc.	1,963,719	1.2
257,589		Mueller Water Products, Inc.	2,305,421	1.4
16,895		Roper Technologies, Inc.	2,738,511	1.7
11,726		TransDigm Group, Inc.	2,694,987	1.6
			14,996,882	9.1

		Information Technology: 9.3%
218,226		Brocade Communications Systems, Inc.	2,324,107	1.4
45,029		CDW Corp./DE	1,789,903	1.1
36,192		Fidelity National Information Services, Inc.	2,499,419	1.5
56,498		Microchip Technology, Inc.	2,401,165	1.5
33,790	@	TE Connectivity Ltd.	2,003,409	1.2
48,129	@	Vantiv, Inc.	2,119,601	1.3
26,626		Western Digital Corp.	2,182,267	1.3
			15,319,871	9.3

		Materials: 6.1%
38,002		Albemarle Corp.	1,718,071	1.0
49,403		International Paper Co.	2,131,245	1.3
48,169		Mosaic Co.	1,966,740	1.2
31,273		Packaging Corp. of America	2,098,731	1.3
106,452		Steel Dynamics, Inc.	2,073,685	1.3
			9,988,472	6.1

		Telecommunication Services: 2.0%
40,423		CenturyLink, Inc.	1,093,038	0.7
431,664		Frontier Communications Corp.	2,188,536	1.3
			3,281,574	2.0

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 10.1%
55,747	American Electric Power Co., Inc.	$3,026,504	1.8
51,829	DTE Energy Co.	4,045,772	2.5
105,516	Great Plains Energy, Inc.	2,629,459	1.6
127,220	PPL Corp.	3,942,548	2.4
31,808	Sempra Energy	3,016,989	1.8
		16,661,272	10.1

	Total Common Stock
	(Cost $161,616,729)	157,256,811	95.6

EXCHANGE-TRADED FUNDS: 1.1%
25,136	iShares Russell Midcap Value Index Fund	1,753,487	1.1

	Total Exchange-Traded Funds
	(Cost $1,904,555)	1,753,487	1.1

	Total Long-Term Investments
	(Cost $163,521,284)	159,010,298	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 1.1%
831,162	BNP Paribas Bank, Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $831,165, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $847,785, due 06/30/16-08/01/45)	831,162	0.5
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 09/25/15-06/20/65)	1,000,000	0.6
		1,831,162	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
5,475,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $5,475,000)	$5,475,000	3.3

	Total Short-Term Investments
	(Cost $7,306,162)	7,306,162	4.4

	Total Investments in Securities (Cost $170,827,446)	$166,316,460	101.1
	Liabilities in Excess of Other Assets	(1,757,680)	(1.1)
	Net Assets	$164,558,780	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2015.

Cost for federal income tax purposes is $171,571,754.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,434,462
Gross Unrealized Depreciation	(14,689,756)

Net Unrealized Depreciation	$(5,255,294)

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$157,256,811	$–	$–	$157,256,811
Exchange-Traded Funds	1,753,487	–	–	1,753,487
Short-Term Investments	5,475,000	1,831,162	–	7,306,162
Total Investments, at fair value	$164,485,298	$1,831,162	$–	$166,316,460

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.7%
		Consumer Discretionary: 13.7%
133,753		AMC Entertainment Holdings, Inc.	$3,876,162	0.7
358,000	@	Belmond Ltd	4,070,460	0.8
79,300		Cheesecake Factory	4,303,611	0.8
64,900		Childrens Place Retail Stores, Inc.	3,888,808	0.7
77,005	@	Dave & Buster's Entertainment, Inc.	2,652,052	0.5
81,667		Express, Inc.	1,666,007	0.3
144,700		Finish Line, Inc.	3,815,739	0.7
32,825	@	Helen of Troy Ltd.	2,794,721	0.5
34,475		Hibbett Sporting Goods, Inc.	1,361,762	0.3
68,898	@	Imax Corp.	2,159,952	0.4
52,700		Jack in the Box, Inc.	4,120,086	0.8
155,400	@	La Quinta Holdings, Inc.	2,929,290	0.5
145,842		La-Z-Boy, Inc.	4,026,698	0.8
51,000		Marriott Vacations Worldwide Corp.	3,621,510	0.7
71,819		Monro Muffler Brake, Inc.	4,552,606	0.8
59,290		Papa John's International, Inc.	3,987,253	0.7
171,832		Pier 1 Imports, Inc.	1,749,250	0.3
49,115		Pool Corp.	3,422,333	0.6
10,200		Rent-A-Center, Inc.	274,278	0.1
130,250		Sally Beauty Holdings, Inc.	3,404,735	0.6
43,825		Sturm Ruger & Co., Inc.	2,756,154	0.5
41,900		Vail Resorts, Inc.	4,521,429	0.8
150,300		Wolverine World Wide, Inc.	4,050,585	0.8
			74,005,481	13.7

		Consumer Staples: 2.1%
37,830		Casey's General Stores, Inc.	4,004,684	0.8
165,400		Flowers Foods, Inc.	3,838,934	0.7
73,300		Pinnacle Foods, Inc.	3,286,772	0.6
			11,130,390	2.1

		Energy: 2.6%
234,200	@	Bill Barrett Corp.	1,281,074	0.2
164,400	@	C&J Energy Services Ltd.	910,776	0.2
99,950	@	Carrizo Oil & Gas, Inc.	3,641,179	0.7
272,900	@,L	Cloud Peak Energy, Inc.	1,304,462	0.2
34,800		Dril-Quip, Inc.	2,399,112	0.4
164,437	@	Energy XXI Bermuda Ltd.	312,430	0.1
418,475		Key Energy Services, Inc.	297,619	0.1
564,900	@	Petroquest Energy, Inc.	813,456	0.2
186,280		Unit Corp.	2,831,456	0.5
			13,791,564	2.6

		Financials: 23.2%
203,900		Colony Capital, Inc.	4,426,669	0.8
134,609		CubeSmart	3,404,262	0.6
120,212		CyrusOne, Inc.	3,805,912	0.7
121,741		DCT Industrial Trust, Inc.	3,909,104	0.7
99,840		Easterly Government Properties, Inc.	1,565,491	0.3
108,429	@	Encore Capital Group, Inc.	4,405,470	0.8
84,779		Evercore Partners, Inc.	4,440,724	0.8
136,163		First American Financial Corp.	5,291,294	1.0
145,400		Great Western Bancorp, Inc.	3,659,718	0.7
102,300		Highwoods Properties, Inc.	3,881,262	0.7
25,048		Infinity Property & Casualty Corp.	1,935,709	0.4
306,200		Investors Bancorp, Inc.	3,607,036	0.7
147,450		Kennedy-Wilson Holdings, Inc.	3,532,902	0.7
119,210		LaSalle Hotel Properties	3,750,347	0.7
33,461		MarketAxess Holdings, Inc.	3,025,544	0.6
150,825		MB Financial, Inc.	4,968,176	0.9
64,925		Nelnet, Inc.	2,444,426	0.5
96,000		PacWest Bancorp	4,093,440	0.8
88,929		Primerica, Inc.	3,778,593	0.7
76,800		PrivateBancorp, Inc.	2,906,880	0.5
44,434		Prosperity Bancshares, Inc.	2,295,905	0.4
83,633		QTS Realty Trust, Inc.	3,361,210	0.6
286,600		Radian Group, Inc.	5,153,068	1.0
182,621		Redwood Trust, Inc.	2,664,440	0.5
115,772		Selective Insurance Group	3,510,207	0.6
27,822	@	Signature Bank	3,713,959	0.7
62,252		South State Corp.	4,678,238	0.9
53,416	@	Springleaf Holdings, Inc.	2,390,900	0.4
189,100		Starwood Property Trust, Inc.	4,024,048	0.7
225,900		Sterling Bancorp/DE	3,169,377	0.6
90,285		Stifel Financial Corp.	4,207,281	0.8
27,567		SVB Financial Group	3,448,080	0.6
153,740		Talmer Bancorp, Inc.	2,498,275	0.5
157,225		Urban Edge Properties	3,287,575	0.6
109,100		Webster Financial Corp.	3,859,958	0.7
			125,095,480	23.2

		Health Care: 13.5%
74,600	@,L	Acadia Pharmaceuticals, Inc.	2,732,598	0.5
103,900	@	Aerie Pharmaceuticals, Inc.	1,642,659	0.3
92,000	@	AMN Healthcare Services, Inc.	3,091,200	0.6
65,105		Amsurg Corp.	5,105,534	0.9
59,650	@	Charles River Laboratories International, Inc.	4,109,288	0.8
49,800	@	Enanta Pharmaceuticals, Inc.	1,944,192	0.4
67,800	@	Envision Healthcare Holdings, Inc.	2,777,766	0.5

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
19,350	@,L	Esperion Therapeutics, Inc.	$927,832	0.2
87,000	@	Greatbatch, Inc.	4,943,340	0.9
95,575		Halozyme Therapeutics, Inc.	1,668,740	0.3
133,110		Healthsouth Corp.	5,683,797	1.1
92,500		Hill-Rom Holdings, Inc.	4,887,700	0.9
55,123	@	Impax Laboratories, Inc.	2,257,838	0.4
107,075		Lexicon Pharmaceuticals, Inc.	1,278,476	0.2
27,850	@	MacroGenics, Inc.	733,848	0.1
88,200		Masimo Corp.	3,583,566	0.7
38,644		Mednax, Inc.	3,112,774	0.6
116,300	@,L	Merrimack Pharmaceuticals, Inc.	1,173,467	0.2
193,246	L	Nektar Therapeutics	2,135,368	0.4
36,050		Neurocrine Biosciences, Inc.	1,671,999	0.3
87,134		Owens & Minor, Inc.	2,961,685	0.5
26,700	@,L	Pacira Pharmaceuticals, Inc./DE	1,536,585	0.3
59,550	@	Relypsa, Inc.	1,367,268	0.2
72,534		Steris Corp.	4,645,803	0.9
46,900	@	Tetraphase Pharmaceuticals, Inc.	2,035,929	0.4
56,000	@	WellCare Health Plans, Inc.	5,077,520	0.9
			73,086,772	13.5

		Industrials: 16.1%
134,800		ABM Industries, Inc.	4,314,948	0.8
180,100		Actuant Corp.	3,861,344	0.7
65,061	@	Atlas Air Worldwide Holdings, Inc.	2,687,670	0.5
122,479		Barnes Group, Inc.	4,731,364	0.9
125,100		Beacon Roofing Supply, Inc.	4,534,875	0.8
392,500	@	Blount International, Inc.	2,704,325	0.5
178,900		Brady Corp.	3,928,644	0.7
79,050		Clarcor, Inc.	4,456,048	0.8
56,900		Curtiss-Wright Corp.	3,738,899	0.7
96,809		Healthcare Services Group, Inc.	3,237,293	0.6
200,700		Heartland Express, Inc.	4,062,168	0.8
73,100		HUB Group, Inc.	2,755,139	0.5
102,450		KAR Auction Services, Inc.	3,794,748	0.7
101,500		On Assignment, Inc.	3,651,970	0.7
64,200		Orbital ATK, Inc.	4,860,582	0.9
51,559		Regal-Beloit Corp.	3,437,438	0.6
34,900	@	Teledyne Technologies, Inc.	3,417,059	0.6
120,900		Tetra Tech, Inc.	3,140,982	0.6
69,396		Toro Co.	4,947,935	0.9
61,300		Universal Forest Products, Inc.	3,681,678	0.7
51,525		Waste Connections, Inc.	2,450,529	0.5
93,100		Watts Water Technologies, Inc.	5,106,535	0.9
77,800		Woodward, Inc.	3,547,680	0.7
			87,049,853	16.1

		Information Technology: 16.1%
146,960	@	Advanced Energy Industries, Inc.	3,566,719	0.7
38,825	@	Black Knight Financial Services, Inc.	1,260,648	0.2
86,554	@	Blackhawk Network Holdings, Inc.	3,419,749	0.6
67,675	@	Bottomline Technologies, Inc.	1,809,629	0.3
41,570		CACI International, Inc.	3,259,919	0.6
144,132	@	Cardtronics, Inc.	4,972,554	0.9
104,800	@	Commvault Systems, Inc.	3,756,032	0.7
153,710	@	Cornerstone OnDemand, Inc.	5,493,595	1.0
185,586		EVERTEC, Inc.	3,359,107	0.6
106,900		Flir Systems, Inc.	3,060,547	0.6
72,300		j2 Global, Inc.	5,030,634	0.9
54,800		Littelfuse, Inc.	4,918,300	0.9
161,400		Microsemi Corp.	5,126,064	1.0
76,400		MKS Instruments, Inc.	2,574,680	0.5
77,100		Plantronics, Inc.	4,098,636	0.8
95,667		Plexus Corp.	3,642,043	0.7
288,600		Polycom, Inc.	3,105,336	0.6
120,800	@	Q2 Holdings, Inc.	3,160,128	0.6
143,725	@	QLIK Technologies, Inc.	5,441,428	1.0
87,500		Rofin-Sinar Technologies, Inc.	2,228,625	0.4
88,375		Semtech Corp.	1,497,956	0.3
30,125	@	Ultimate Software Group, Inc.	5,307,724	1.0
119,500	@	Veeco Instruments, Inc.	2,756,865	0.5
41,350	@	WEX, Inc.	3,908,816	0.7
			86,755,734	16.1

		Materials: 4.2%
94,300		Carpenter Technology Corp.	3,677,700	0.7
283,000		Commercial Metals Co.	4,443,100	0.8
131,600		HB Fuller Co.	4,769,184	0.9
72,200		Minerals Technologies, Inc.	3,883,638	0.7
104,400	L	Olin Corp.	2,083,824	0.4
952,900	@	Thompson Creek Metals Co., Inc.	457,392	0.1
126,100		Worthington Industries, Inc.	3,226,899	0.6
			22,541,737	4.2

		Utilities: 2.2%
113,300		El Paso Electric Co.	4,010,820	0.8
30,900		Idacorp, Inc.	1,834,533	0.3
62,927		ONE Gas, Inc.	2,703,973	0.5
92,600		Portland General Electric Co.	3,198,404	0.6
			11,747,730	2.2

	Total Common Stock
	(Cost $461,075,950)		505,204,741	93.7

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.3%
107,800	iShares Russell 2000 Index Fund	$12,418,560	2.3

	Total Exchange-Traded Funds
	(Cost $11,265,779)	12,418,560	2.3

	Total Long-Term Investments
	(Cost $472,341,729)	517,623,301	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 1.4%
1,862,979	Barclays Capital, Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,862,987, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.250%, Market Value plus accrued interest $1,900,239, due 10/02/15-08/06/32)	1,862,979	0.4
1,862,979	Cantor Fitzgerald, Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,862,987, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,900,239, due 09/25/15-06/20/65)	1,862,979	0.3
1,862,979	Citigroup, Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,862,987, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,900,238, due 09/09/15-08/15/50)	1,862,979	0.3
1,862,979	Mizuho Securities USA Inc., Repurchase Agreement dated 08/31/15, 0.15%, due 09/01/15 (Repurchase Amount $1,862,987, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,900,239, due 10/09/19-11/20/44)	1,862,979	0.3
392,130	SG Americas Securities LLC, Repurchase Agreement dated 08/31/15, 0.13%, due 09/01/15 (Repurchase Amount $392,131, collateralized by various U.S. Government Securities, 0.000%-9.875%, Market Value plus accrued interest $399,973, due 09/10/15-05/15/45)	392,130	0.1
		7,844,046	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
25,157,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.100%††
	(Cost $25,157,000)	25,157,000	4.7

	Total Short-Term Investments
	(Cost $33,001,046)	33,001,046	6.1

	Total Investments in Securities (Cost $505,342,775)	$550,624,347	102.1
	Liabilities in Excess of Other Assets	(11,234,477)	(2.1)
	Net Assets	$539,389,870	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2015.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $506,109,003.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$92,065,875
Gross Unrealized Depreciation	(47,550,531)

Net Unrealized Appreciation	$44,515,344

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$505,204,741	$–	$–	$505,204,741
Exchange-Traded Funds	12,418,560	–	–	12,418,560
Short-Term Investments	25,157,000	7,844,046	–	33,001,046
Total Investments, at fair value	$542,780,301	$7,844,046	$–	$550,624,347

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 23, 2015